RESEARCH AND DEVELOPMENT COSTS	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
RESEARCH AND DEVELOPMENT COSTS
7. RESEARCH AND DEVELOPMENT COSTS

    Research and development costs are as follows:

	For the years ended December 31,
	2023	2022	2021
	(€ thousand)
Research and development costs expensed during the year	538,903	517,842	573,632
Amortization of capitalized development costs	342,656	257,730	194,472
Total research and development costs	881,559	775,572	768,104

Research and development costs expensed during the period primarily relate to research and development activities for Formula 1 racing as well as development activities to support the innovation of our product portfolio and components, in particular, in relation to electric and other new technologies. Amortization of capitalized development costs have increased in recent years as a result of our strategy to update and broaden our product range and significantly increase our efforts relating to innovation and advanced technologies, including hybrid and electric.

Research and development costs for the year ended December 31, 2022 and, to a lesser extent, for the year December 31, 2023 are recognized net of technology-related government incentives.